Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 25,019	$ 26,865
Restricted cash	2,841	2,647
Short-term investments	21,597	20,985
Accounts receivable, net	59,767	75,605
Prepaid expenses and other current assets, net	74,072	70,171
Total current assets	183,296	196,273
Non-current assets
Long-term investment	286	274
Property, software and equipment, net	24,195	27,664
Intangible asset	408
Deferred tax assets, net	11,947	10,453
Other non-current assets	30,821	11,458
Right-of-use assets	2,243	606
Total non-current assets	69,900	50,455
TOTAL ASSETS	253,196	246,728
Current liabilities
Short-term borrowings	80,394	83,597
Long-term borrowing, current	71
Accounts payable	41,404	56,812
Contract liabilities	5,730	2,421
Tax payable	1,468	1,361
Accrued expenses and other current liabilities	10,697	5,792
Operating lease liabilities, current	834	544
Total current liabilities	147,257	156,765
Non-current liabilities
Operating lease liabilities, non-current	1,333	21
Long-term borrowing, non-current	1,358
Warrant liabilities	50	947
Total non-current liabilities	15,257	23,729
Total liabilities	162,514	180,494
Commitments and contingencies (Note 21)
Shareholders’ equity
Additional paid in capital	233,014	208,701
Accumulated deficit	(199,329)	(195,387)
Accumulated other comprehensive loss	(1,146)	(1,432)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	32,550	11,892
Non-controlling interests	58,132	54,342
Total shareholders’ equity	90,682	66,234
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	253,196	246,728
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	6	5
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	5	5
Related Party
Current liabilities
Amount due to related parties, current	6,659	6,238
Non-current liabilities
Amount due to related parties, non-current	$ 12,516	$ 22,761